Segment information (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Segment information
Summary of reportable business segments

	Three months ended May 31, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	421,840	878,260	—	1,300,100
Revenue from other segments	346,954	54,619	(401,573)	—
Segment revenues	768,794	932,879	(401,573)	1,300,100
Segment gross profit	157,321	247,188	(32,158)	372,351

Segment loss before tax	(2,850,077)	(359,047)	(87,943)	(3,297,067)
Research and development	794,528	—	(42,854)	751,674
Office salaries and benefits	664,300	235,564	—	899,864

	Three months ended May 31, 2022
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	646,232	1,368,537	—	2,014,769
Revenue from other segments	105,272	16,512	(121,784)	—
Segment revenues	751,504	1,385,049	(121,784)	2,014,769
Segment gross profit	271,869	854,620	(2,369)	1,124,120

Segment profit (loss) before tax	(2,188,967)	319,593	15,420	(1,853,954)
Research and development	32,670	—	—	32,670
Office salaries and benefits	749,455	218,671	—	968,126

	Nine months ended May 31, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	947,937	2,583,118	—	3,531,055
Revenue from other segments	826,869	331,839	(1,158,708)	—
Segment revenues	1,774,806	2,914,957	(1,158,708)	3,531,055
Segment gross profit	(421,138)	1,227,288	(280,199)	525,951

Segment loss before tax	(16,120,375)	(485,100)	(186,449)	(16,791,924)
Research and development	5,300,530	—	(228,102)	5,072,428
Office salaries and benefits	2,014,875	710,174	—	2,725,049

	Nine months ended May 31, 2022
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Revenue from external customers	930,126	3,045,014	—	3,975,140
Revenue from other segments	433,898	64,281	(498,179)	—
Segment revenues	1,364,024	3,109,295	(498,179)	3,975,140
Segment gross profit	237,024	1,745,821	(87,526)	1,895,319

Segment profit (loss) before tax	(9,199,678)	229,267	(42,535)	(9,012,946)
Research and development	50,179	—	—	50,179
Office salaries and benefits	1,869,128	702,820	—	2,571,948

	As at May 31, 2023
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Segment assets	18,451,237	13,864,952	(10,412,497)	21,903,692
Cash	1,372,769	163,295	—	1,536,064
Additions to property and equipment	163,880	890,777	(175,554)	879,103
Additions to intangible assets	—	—	—	—
Segment liabilities	7,427,977	3,509,640	(1,324,391)	9,613,226

	As at August 31, 2022
	Sale of	Rental of	Inter-
	electric	electric	segment
	boats	boats	eliminations	Total
	$	$	$	$
Segment assets	24,499,107	14,039,428	(9,438,326)	29,100,209
Cash	4,146,260	1,678,456	—	5,824,716
Additions to property and equipment	412,158	859,176	(162,446)	1,108,888
Additions to intangible assets	32,202	—	—	32,202
Segment liabilities	2,023,368	3,311,128	(262,883)	5,071,613

	Year ended August 31, 2022
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	2,557,086	4,793,860	—	7,350,946
Revenue from other segments	820,383	80,842	(901,225)	—
Segment revenues	3,377,469	4,874,702	(901,225)	7,350,946
Segment gross profit	596,570	2,839,970	(150,975)	3,285,565

Segment (loss) profit before tax	(13,632,377)	872,787	(93,852)	(12,853,442)
Research and development	2,242,794	—	—	2,242,794
Office salaries and benefits	2,384,746	951,053	—	3,335,799

	Year ended August 31, 2021
	Sale of	Rental of	Inter-segment
	electric boats	electric boats	eliminations	Total
	$	$	$	$
Revenue from external customers	2,158,240	1,355,548	—	3,513,788
Revenue from other segments	142,007	7,476	(149,483)	—
Segment revenues	2,300,247	1,363,024	(149,483)	3,513,788
Segment gross profit	640,228	1,003,596	(39,642)	1,604,182

Segment (loss) profit before tax	(15,517,319)	541,257	(32,255)	(15,008,317)
Research and development	1,489,953	—	—	1,489,953
Office salaries and benefits	1,555,014	199,599	—	1,754,613

	August 31, 2022
	Sale of	Rental of	Sale of
	electric boats	electric boats	electric boats	Total
	$	$	$	$
Segment assets	24,499,107	14,039,428	(9,438,326)	29,100,209
Cash	4,146,260	1,678,456	—	5,824,716
Additions to property and equipment	412,158	859,176	(162,446)	1,108,888
Additions to intangible assets	32,202	—	—	32,202
Segment liabilities	2,023,368	3,311,128	(262,883)	5,071,613

	August 31, 2021
	Sale of	Rental of	Sale of
	electric boats	electric boats	electric boats	Total
	$	$	$	$
Segment assets	35,175,599	12,734,296	(9,108,603)	38,801,292
Cash	17,210,266	937,555	—	18,147,821
Additions to property and equipment	432,547	145,275	(33,468)	544,354
Additions to intangible assets	1,102,662	—	—	1,102,662
Segment liabilities	2,400,829	2,938,746	(63,470)	5,276,105